Income tax and social contribution	12 Months Ended
Dec. 31, 2024
Income tax and social contribution
Income tax and social contribution

25. Income tax and social contribution

	2024	2023	2022
Deferred taxes on temporary differences	(14,667)	202	91,249
Current tax expenses	(11,957)	(6,210)	(1,462)
Tax benefit (expense)	(26,624)	(6,008)	89,787

25.1. Reconciliation between the nominal income tax and social contribution rate and effective rate

	2024	2023	2022
Income before income tax and social contribution	(128,034)	(54,763)	(332,812)
Basic rate	34%	34%	34%
Income tax and social contribution	43,532	18,619	113,156
Tax Incentives - “Lei do Bem 11.196/05”	4,493	16,616	5,000
Tax loss carryforward not recorded from subsidiaries	(5,483)	(7,384)	(1,823)
IPO Bonus	-	-	(1,345)
Goodwill impairment	-	-	(13,427)
Write-off of deferred tax assets (i)	(39,439)	(19,048)	-
Profits of subsidiaries abroad	(7,203)	(8,328)	(5,442)
Difference in tax rate in the subsidiary	(2,094)	(2,145)	(1,835)
Others	(20,430)	(4,338)	(4,497)
Tax benefit (expense)	(26,624)	(6,008)	89,787
Effective rate	-20.79%	-10.97%	26.98%

(i) Write off of deferred tax assets based on Company`s estimate of recoverability in the near future.

25.2. Breakdown and Changes in deferred income tax and social contribution

	2024	2023	2022
Deferred tax assets
Provision for labor, tax and civil risk	-	13,551	12,583
Allowance for doubtful accounts	6,807	4,781	2,160
Tax losses and negative basis of social contribution tax	-	8,059	13,039
Provision for compensation or renegotiation from acquisitions	38,422	34,908	52,837
Goodwill impairment	33,059	33,059	33,059
Customer portfolio and platform	31,986	16,154	901
Other temporary differences	8,386	8,244	3,975
Total deferred tax assets	118,660	118,756	118,554
Deferred Tax liabilities
Goodwill	(26,785)	(26,785)	(26,785)
Other temporary differences	(14,571)	-	-
Total deferred tax liabilities	(41,356)	(26,785)	(26,785)
Net deferred tax	77,304	91,971	91,769
Deferred taxes – assets	118,660	91,971	91,769
Deferred taxes – liabilities	(41,356)	-	-

Balance at December 31, 2022	91,769
Additions	23,111
Reversals	(22,909)
Balance at December 31, 2023	91,971
Additions	21,514
Reversals and write off	(36,181)
Balance at December 31, 2024	77,304

25.3. Movement of deferred income tax and social contribution

	2024	Deferred taxes 2024 variation	2023	Deferred taxes 2023 variation	2022
Provision for labor, tax and civil risk	-	(13,551)	13,551	968	12,583
Allowance for doubtful accounts	6,807	2,026	4,781	2,621	2,160
Tax losses and negative basis of social contribution tax	-	(8,059)	8,059	(4,980)	13,039
Goodwill	(26,785)	-	(26,785)	-	(26,785)
Deferred tax from customer portfolio and digital platform	31,986	15,832	16,154	15,253	901
Provision for compensation or renegotiation from acquisitions	38,422	3,514	34,908	(17,929)	52,837
Impairment goodwill	33,059	-	33,059	-	33,059
Other temporary differences	(6,365)	(14,429)	8,244	4,269	3,975
Total	77,304	(14,667)	91,971	202	91,769